Business Combination (Details) - Schedule of pro forma information - Pro Forma [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Business Combination (Details) - Schedule of pro forma information [Line Items]
Pro forma revenue from continuing operations	¥ 1,406,147	¥ 1,514,453
Pro forma operating income from continuing operations	390,843	127,726
Pro forma net income/(loss) attributable to the Group	¥ (53,253)	¥ 163,949